Government Grants - Located in Consolidated Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government Grants [Line Items]
Income from government grants	$ 58	$ 42	$ 33
Cost of revenue
Government Grants [Line Items]
Income from government grants	29	30	33
Research and development expenses
Government Grants [Line Items]
Income from government grants	29	11	0
Selling, general and administrative expenses
Government Grants [Line Items]
Income from government grants	$ 0	$ 1	$ 0